(LOSS) PER SHARE (Tables)	12 Months Ended
Mar. 31, 2023
Profit or loss [abstract]
Schedule of basic and diluted EPS calculations

	Years Ended March 31,
	2023	2022	2021
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(104,611)	$(16,870)	$(15,833)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	16,119	13,060	11,733
Basic and diluted (loss) per share	$(6.49)	$(1.29)	$(1.35)

Schedule of anti-dilutive share

	As of March 31,
	2023	2022	2021
Stock options	1,963,420	1,151,400	868,000
Restricted stock units	378,740	378,740	243,000
Warrants	–	33,888	49,701